Transactions with associates companies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions with associates companies [Line Items]
Key Management Personnel Directors Remuneration	$ 1,641	$ 0
Key Management Personnel Salaries	1,257	1,034
Key Management Personnel Directors compensations	1,200	1,016
Key Management Personnel Other Payments to Officers	1,899	598
Key management personnel compensation	5,997	2,648
Key management personnel of entity or parent [member]
Disclosure Of Transactions with associates companies [Line Items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	$ 10,530	$ 9,922